Financing Income (Expenses), Net	12 Months Ended
Dec. 31, 2018
Financing Income (Expenses), Net [Abstract]
FINANCING INCOME (EXPENSES), NET

NOTE 15 – FINANCING INCOME (EXPENSES), NET

	Year ended December 31
	2018	2017	2016
	US Dollars

Change in fair value of warrants liability and fair value of warrants expired (see Note 9)	$925,910	$(1,101,229)	$117,577
Inducement related to warrants exercised	-	(166,500)	-
Expenses related to issuing warrants	-	-	(34,272)
Exchange rate differences and other finance income (expenses)	45,427	(70,029)	(7,877)
Liability for minimum royalty expenses	(50,000)	--	--
Financing income (expenses), net	$921,337	$(1,337,758)	$75,428